SHARE WARRANT OBLIGATIONS - Narrative (Details)					3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 17, 2023 shares	Dec. 16, 2022 USD ($) $ / shares shares	May 06, 2021 d $ / shares shares	Jul. 01, 2020 $ / shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 shares
Asset Acquisition [Line Items]
Weighted average share price, warrant (in dollar per share) | $ / shares				$ 5.66
Number of securities called by each warrant (in shares)			1
Warrant, exercise price (usd per share) | $ / shares			$ 11.50
Warrants outstanding (in shares)					27,111,323		27,111,323		27,111,323
Proceeds from the issuance of units through the December 2022 Offering - Warrants | $					$ 0	$ 0	$ 2,907,226	$ 0
Over-Allotment Option
Asset Acquisition [Line Items]
Issuance of shares though "at-the-market" equity program (in shares)	2,952,755
Public warrants
Asset Acquisition [Line Items]
Number of securities called by each warrant (in shares)		1	1
Warrant, exercise price (usd per share) | $ / shares		$ 2.80	$ 11.50
Warrants outstanding (in shares)					15,972,364		15,972,364		15,972,364
Warrants, expiration period		5 years
Warrants, company option, exercise price (usd per share) | $ / shares			0.01
Warrants, company option, minimum share price, enabling company option (usd per share) | $ / shares			$ 18.00
Warrants, company option, number of trading day period, in which share price is above required threshold | d			20
Warrants, company option, total trading day period | d			30
Number of warrants issued (in shares)		19,685,040
Proceeds from the issuance of units through the December 2022 Offering - Warrants | $		$ 2,907,226
Warrant issue related cost | $		247,586
Legal and other professional fees | $		58,916
Fee and commission expense | $		$ 188,670
Private warrants
Asset Acquisition [Line Items]
Warrants outstanding (in shares)					11,138,959		11,138,959		11,138,959
Northern Genesis Acquisition Corp.
Asset Acquisition [Line Items]
Warrants outstanding (in shares)			27,111,741
Minimum
Asset Acquisition [Line Items]
Spending of warrant | $							$ 1,200,000,000
The Warrant
Asset Acquisition [Line Items]
Exercisable shares (in shares)							5,302,511		5,302,511
Weighted average remaining contractual life of outstanding share options							8 years
The Warrant | Maximum
Asset Acquisition [Line Items]
Number of shares outstanding (in shares)					35,350,003		35,350,003
Northern Genesis Acquisition Corp. | Warrant
Asset Acquisition [Line Items]
Shares issued (in shares)			27,111,741
Northern Genesis Acquisition Corp. | Public warrants
Asset Acquisition [Line Items]
Shares issued (in shares)			15,972,672
Northern Genesis Acquisition Corp. | Private warrants
Asset Acquisition [Line Items]
Shares issued (in shares)			11,139,069